Operating expenses, Voyage Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expense [Abstract]
Bunkers	$ 154,182	$ 72,925	$ 106,104
Other voyage related expenses	31,320	19,480	34,460
Total voyage expenses	$ 185,502	$ 92,405	$ 140,564